PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Wages and salaries	$ 6,868	$ 6,463	$ 6,707
Defined benefits cost (see note 8.2)	148	153	117
Other staff expenses	1,318	1,300	1,166
Total	$ 8,334	$ 7,916	$ 7,990